Other assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Assets Abstract
Summary of Other Assets

	December 31,
	2023	2022
	£000s	£000s
Prepayments	8,157	8,200
VAT receivable	978	1,545
Total other current assets	9,135	9,745

Prepayments	2,580	-
Other long term assets	2,580	-